Distribution Date:	08/17/26	Benchmark 2018-B2 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-B2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Directing Certificateholder	Barings LLC
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08161CAA9	2.646400%	29,604,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08161CAB7	3.662300%	341,798,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	08161CAC5	3.543900%	60,000,000.00	40,886,481.50	0.00	120,748.00	0.00	0.00	120,748.00	40,886,481.50	41.31%	30.00%
A-4	08161CAD3	3.614700%	125,000,000.00	125,000,000.00	0.00	376,531.25	0.00	0.00	376,531.25	125,000,000.00	41.31%	30.00%
A-5	08161CAE1	3.881900%	444,175,000.00	444,175,000.00	0.00	1,436,869.11	0.00	0.00	1,436,869.11	444,175,000.00	41.31%	30.00%
A-SB	08161CAF8	3.780200%	54,333,000.00	10,656,862.06	1,051,425.25	33,570.89	0.00	0.00	1,084,996.14	9,605,436.81	41.31%	30.00%
A-S	08161CAJ0	4.083500%	165,771,000.00	165,771,000.00	0.00	564,104.90	0.00	0.00	564,104.90	165,771,000.00	25.61%	19.00%
B	08161CAK7	4.430926%	60,281,000.00	60,281,000.00	0.00	222,583.86	0.00	0.00	222,583.86	60,281,000.00	19.90%	15.00%
C	08161CAL5	4.430926%	60,280,000.00	60,280,000.00	0.00	217,012.98	0.00	0.00	217,012.98	60,280,000.00	14.19%	11.00%
D	08161CAP6	2.930926%	20,722,000.00	20,722,000.00	0.00	0.00	0.00	0.00	0.00	20,722,000.00	12.23%	9.62%
E-RR	08161CAR2	4.430926%	50,862,000.00	50,862,000.00	0.00	0.00	0.00	0.00	0.00	50,862,000.00	7.41%	6.25%
F-RR	08161CAT8	4.430926%	18,837,000.00	18,837,000.00	0.00	0.00	0.00	0.00	0.00	18,837,000.00	5.63%	5.00%
G-RR	08161CAV3	4.430926%	18,838,000.00	18,838,000.00	0.00	0.00	0.00	0.00	0.00	18,838,000.00	3.85%	3.75%
NR-RR	08161CAX9	4.430926%	56,512,898.00	40,601,857.16	0.00	0.00	0.00	0.00	0.00	40,601,857.16	0.00%	0.00%
S	08161CAZ4	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08161CBB6	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,507,014,098.00	1,056,911,200.72	1,051,425.25	2,971,420.99	0.00	0.00	4,022,846.24	1,055,859,775.47

X-A	08161CAG6	0.567950%	1,220,681,000.00	786,489,343.56	0.00	372,239.05	0.00	0.00	372,239.05	785,437,918.31
X-B	08161CAH4	0.000000%	60,281,000.00	60,281,000.00	0.00	0.00	0.00	0.00	0.00	60,281,000.00
X-D	08161CAM3	1.500000%	20,722,000.00	20,722,000.00	0.00	25,902.50	0.00	0.00	25,902.50	20,722,000.00
Notional SubTotal			1,301,684,000.00	867,492,343.56	0.00	398,141.55	0.00	0.00	398,141.55	866,440,918.31

Deal Distribution Total					1,051,425.25	3,369,562.54	0.00	0.00	4,420,987.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161CAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08161CAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	08161CAC5	681.44135833	0.00000000	2.01246667	0.00000000	0.00000000	0.00000000	0.00000000	2.01246667	681.44135833
A-4	08161CAD3	1,000.00000000	0.00000000	3.01225000	0.00000000	0.00000000	0.00000000	0.00000000	3.01225000	1,000.00000000
A-5	08161CAE1	1,000.00000000	0.00000000	3.23491667	0.00000000	0.00000000	0.00000000	0.00000000	3.23491667	1,000.00000000
A-SB	08161CAF8	196.13976883	19.35150369	0.61787293	0.00000000	0.00000000	0.00000000	0.00000000	19.96937662	176.78826514
A-S	08161CAJ0	1,000.00000000	0.00000000	3.40291667	0.00000000	0.00000000	0.00000000	0.00000000	3.40291667	1,000.00000000
B	08161CAK7	1,000.00000000	0.00000000	3.69243808	0.00000000	0.00000000	0.00000000	0.00000000	3.69243808	1,000.00000000
C	08161CAL5	1,000.00000000	0.00000000	3.60008261	0.09235551	1.47893829	0.00000000	0.00000000	3.60008261	1,000.00000000
D	08161CAP6	1,000.00000000	0.00000000	0.00000000	2.44243799	4.77296545	0.00000000	0.00000000	0.00000000	1,000.00000000
E-RR	08161CAR2	1,000.00000000	0.00000000	0.00000000	3.69243817	13.12514372	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	08161CAT8	1,000.00000000	0.00000000	0.00000000	3.69243829	29.05873122	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	08161CAV3	1,000.00000000	0.00000000	0.00000000	3.69243816	36.01679371	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	08161CAX9	718.45293016	0.00000000	0.00000000	2.65284290	43.39122602	0.00000000	0.00000000	0.00000000	718.45293016
S	08161CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08161CBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08161CAG6	644.30374812	0.00000000	0.30494376	0.00000000	0.00000000	0.00000000	0.00000000	0.30494376	643.44240494
X-B	08161CAH4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	08161CAM3	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	120,748.00	0.00	120,748.00	0.00	0.00	0.00	120,748.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	376,531.25	0.00	376,531.25	0.00	0.00	0.00	376,531.25	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,436,869.11	0.00	1,436,869.11	0.00	0.00	0.00	1,436,869.11	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	33,570.89	0.00	33,570.89	0.00	0.00	0.00	33,570.89	0.00
X-A	07/01/26 - 07/30/26	30	0.00	372,239.05	0.00	372,239.05	0.00	0.00	0.00	372,239.05	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	25,902.50	0.00	25,902.50	0.00	0.00	0.00	25,902.50	0.00
A-S	07/01/26 - 07/30/26	30	0.00	564,104.90	0.00	564,104.90	0.00	0.00	0.00	564,104.90	0.00
B	07/01/26 - 07/30/26	30	0.00	222,583.86	0.00	222,583.86	0.00	0.00	0.00	222,583.86	0.00
C	07/01/26 - 07/30/26	30	83,275.72	222,580.17	0.00	222,580.17	5,567.19	0.00	0.00	217,012.98	89,150.40
D	07/01/26 - 07/30/26	30	48,175.52	50,612.20	0.00	50,612.20	50,612.20	0.00	0.00	0.00	98,905.39
E-RR	07/01/26 - 07/30/26	30	478,001.28	187,804.79	0.00	187,804.79	187,804.79	0.00	0.00	0.00	667,571.06
F-RR	07/01/26 - 07/30/26	30	476,067.02	69,554.46	0.00	69,554.46	69,554.46	0.00	0.00	0.00	547,379.32
G-RR	07/01/26 - 07/30/26	30	606,686.06	69,558.15	0.00	69,558.15	69,558.15	0.00	0.00	0.00	678,484.36
NR-RR	07/01/26 - 07/30/26	30	2,293,774.47	149,919.84	0.00	149,919.84	149,919.84	0.00	0.00	0.00	2,452,163.93
Totals			3,985,980.07	3,902,579.17	0.00	3,902,579.17	533,016.63	0.00	0.00	3,369,562.54	4,533,654.46

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	Additional Information
Total Available Distribution Amount (1)	4,420,987.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,915,685.80	Master Servicing Fee	6,389.91
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,276.18
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	454.91
ARD Interest	0.00	Operating Advisor Fee	1,712.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	273.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,915,685.80	Total Fees	13,106.69

Principal		Expenses/Reimbursements
Scheduled Principal	1,051,425.25	Reimbursement for Interest on Advances	7,822.82
Unscheduled Principal Collections		ASER Amount	463,669.61
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	61,524.20
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,051,425.25	Total Expenses/Reimbursements	533,016.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,369,562.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,051,425.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,420,987.79
Total Funds Collected	4,967,111.05	Total Funds Distributed	4,967,111.11

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,056,911,200.72	1,056,911,200.72	Beginning Certificate Balance	1,056,911,200.72
(-) Scheduled Principal Collections	1,051,425.25	1,051,425.25	(-) Principal Distributions	1,051,425.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,055,859,775.47	1,055,859,775.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,057,847,124.84	1,057,847,124.84	Ending Certificate Balance	1,055,859,775.47
Ending Actual Collateral Balance	1,056,897,389.35	1,056,897,389.35

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,833,177.59	6.80%	16	4.7593	NAP	Defeased	7	71,833,177.59	6.80%	16	4.7593	NAP
	9,999,999 or less	9	55,185,564.05	5.23%	17	4.6095	1.506278	1.49 or less	14	374,649,410.80	35.48%	16	4.5387	0.924301
10,000,000 to 19,999,999		8	117,996,338.25	11.18%	17	4.8098	1.442218	1.50 to 1.74	4	74,065,198.38	7.01%	17	4.9195	1.569764
20,000,000 to 24,999,999		6	130,731,842.64	12.38%	16	3.9584	2.004014	1.75 to 1.99	5	90,009,844.63	8.52%	17	4.3785	1.890827
25,000,000 to 49,999,999		10	367,076,606.72	34.77%	16	4.2575	1.514906	2.00 to 2.24	8	151,802,144.07	14.38%	16	3.9322	2.130672
	50,000,000 or greater	5	313,036,246.22	29.65%	2	4.1524	2.198742	2.25 or greater	7	293,500,000.00	27.80%	1	3.9056	2.737564
	Totals	45	1,055,859,775.47	100.00%	12	4.3036	1.765805	Totals	45	1,055,859,775.47	100.00%	12	4.3036	1.765805
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	71,833,177.59	6.80%	16	4.7593	NAP
							Defeased	8	71,833,177.59	6.80%	16	4.7593	NAP
Alabama	1	7,676,403.49	0.73%	16	4.5580	1.490000
							Lodging	11	191,441,049.45	18.13%	16	4.7634	0.775940
Arizona	1	41,000,000.00	3.88%	17	3.5595	2.920000
							Mixed Use	2	83,000,000.00	7.86%	17	4.1834	1.791687
California	7	247,460,319.75	23.44%	17	3.9135	1.885541
							Office	15	501,899,971.40	47.53%	7	4.0357	2.212947
Connecticut	1	23,178,611.44	2.20%	16	4.2169	1.310000
							Other	1	24,500,000.00	2.32%	17	4.2820	1.910000
Florida	4	87,835,630.93	8.32%	18	4.6448	1.597277
							Retail	9	176,161,099.23	16.68%	17	4.4151	1.675569
Georgia	6	41,111,847.09	3.89%	18	5.1170	1.264102
							Self Storage	3	7,024,478.36	0.67%	18	4.9500	1.840000
Illinois	2	104,000,000.00	9.85%	(29)	4.3367	2.307500
							Totals	49	1,055,859,775.47	100.00%	12	4.3036	1.765805
Massachusetts	1	35,000,000.00	3.31%	17	3.9000	2.370000

Minnesota	4	51,958,759.89	4.92%	15	4.7410	1.090000

New Jersey	1	30,000,000.00	2.84%	15	4.1400	2.270000

New York	3	138,000,000.00	13.07%	17	4.0266	1.951159

North Carolina	2	12,761,495.64	1.21%	18	5.6848	1.540000

Ohio	2	34,931,044.01	3.31%	18	4.5967	2.063864

Pennsylvania	2	31,855,993.64	3.02%	15	4.1127	1.657187

Rhode Island	1	9,719,568.25	0.92%	17	4.4000	0.540000

Tennessee	1	6,080,031.69	0.58%	16	4.9100	1.690000

Texas	1	39,769,110.14	3.77%	12	4.9200	0.650000

Virginia	1	41,687,782.48	3.95%	18	4.5700	0.950000

Totals	49	1,055,859,775.47	100.00%	12	4.3036	1.765805

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,833,177.59	6.80%	16	4.7593	NAP	Defeased	7	71,833,177.59	6.80%	16	4.7593	NAP
	3.99999% or less	7	248,300,000.00	23.52%	17	3.5977	2.701704	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	14	409,386,820.61	38.77%	5	4.2696	1.618227	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	15	298,354,610.58	28.26%	16	4.6984	1.274855	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	2	27,985,166.69	2.65%	18	5.6844	1.643358	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	1,055,859,775.47	100.00%	12	4.3036	1.765805	49 months or greater	38	984,026,597.88	93.20%	12	4.2703	1.788226
								Totals	45	1,055,859,775.47	100.00%	12	4.3036	1.765805
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,833,177.59	6.80%	16	4.7593	NAP	Defeased	7	71,833,177.59	6.80%	16	4.7593	NAP
	84 months or less	38	984,026,597.88	93.20%	12	4.2703	1.788226	Interest Only	15	523,470,000.00	49.58%	8	3.9696	2.340341
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	23	460,556,597.88	43.62%	16	4.6121	1.160691
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	1,055,859,775.47	100.00%	12	4.3036	1.765805	Totals	45	1,055,859,775.47	100.00%	12	4.3036	1.765805
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	71,833,177.59	6.80%	16	4.7593	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	738,459,411.48	69.94%	17	4.2902	1.797188
	13 months to 24 months	3	54,580,903.11	5.17%	15	4.2702	1.596592
	25 months or greater	6	190,986,283.29	18.09%	(8)	4.1936	1.808340
	Totals	45	1,055,859,775.47	100.00%	12	4.3036	1.765805
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10187366	1	OF	Lisle	IL	Actual/360	4.354%	298,040.20	0.00	0.00	N/A	01/06/23	--	79,500,000.00	79,500,000.00	03/06/25
2	10187367	1	RT	Aventura	FL	Actual/360	4.669%	238,820.99	122,922.34	0.00	N/A	02/01/28	--	59,400,408.67	59,277,486.33	08/01/26
3	10187368	1	OF	Sunnyvale	CA	Actual/360	3.365%	197,038.16	0.00	0.00	01/06/28	04/06/31	--	68,000,000.00	68,000,000.00	08/06/26
5	10187370	1	LO	Rochester	MN	Actual/360	4.741%	212,650.17	129,109.73	0.00	N/A	11/06/27	--	52,087,869.62	51,958,759.89	08/06/26
6A-1	10187371	1	LO	San Francisco	CA	Actual/360	4.145%	119,095.67	75,229.30	0.00	N/A	01/06/28	--	33,366,621.67	33,291,392.37	08/06/26
6A-3	10187372	1				Actual/360	4.145%	59,547.83	37,614.66	0.00	N/A	01/06/28	--	16,683,310.28	16,645,695.62	08/06/26
9	10187375	1	OF	Belmont	CA	Actual/360	3.717%	173,800.73	0.00	0.00	N/A	01/01/28	--	54,300,000.00	54,300,000.00	08/01/26
10A-2-C2	10187376	1	OF	New York	NY	Actual/360	3.605%	93,117.35	0.00	0.00	N/A	11/06/27	--	30,000,000.00	30,000,000.00	11/06/25
10A-2-C4	10187377	1				Actual/360	3.605%	62,078.23	0.00	0.00	N/A	11/06/27	--	20,000,000.00	20,000,000.00	11/06/25
11	10187378	1	MU	New York	NY	Actual/360	4.390%	181,453.33	0.00	0.00	N/A	01/06/28	--	48,000,000.00	48,000,000.00	08/06/26
12	10187379	1	LO	Austin	TX	Actual/360	4.920%	168,787.52	70,586.84	0.00	N/A	08/01/27	--	39,839,696.98	39,769,110.14	08/01/26
13	10187380	1	OF	Alexandria	VA	Actual/360	4.570%	164,295.03	61,502.01	0.00	N/A	02/06/28	--	41,749,284.49	41,687,782.48	11/06/24
15A-2-C4	10184031	1	OF	Tempe	AZ	Actual/360	3.559%	61,302.50	0.00	0.00	01/06/28	01/06/33	--	20,000,000.00	20,000,000.00	08/06/26
15A-2-C5	10184032	1				Actual/360	3.559%	64,367.63	0.00	0.00	01/06/28	01/06/33	--	21,000,000.00	21,000,000.00	08/06/26
16	10187383	1	OF	West Hollywood	CA	Actual/360	4.386%	151,067.31	0.00	0.00	N/A	01/06/28	--	40,000,000.00	40,000,000.00	08/06/26
17	10187384	1	RT	New York	NY	Actual/360	4.118%	141,842.22	0.00	0.00	N/A	02/01/28	--	40,000,000.00	40,000,000.00	12/01/25
18	10187385	1	RT	Whitehall	PA	Actual/360	4.056%	102,671.41	67,959.13	0.00	N/A	11/01/27	--	29,396,280.86	29,328,321.73	08/01/26
19	10187386	1	MU	Chestnut Hill	MA	Actual/360	3.900%	117,541.67	0.00	0.00	N/A	01/01/28	--	35,000,000.00	35,000,000.00	08/01/26
20	10187387	1	MF	Tempe	AZ	Actual/360	4.450%	107,946.45	45,687.77	0.00	N/A	01/06/28	--	28,170,149.52	28,124,461.75	08/06/26
21	10187388	1	OF	Jersey City	NJ	Actual/360	4.140%	106,950.00	0.00	0.00	N/A	11/01/27	--	30,000,000.00	30,000,000.00	12/01/25
23	10187390	1	OF	Stamford	CT	Actual/360	4.217%	84,300.89	36,975.12	0.00	N/A	12/06/27	--	23,215,586.56	23,178,611.44	08/06/26
24	10187391	1	98	Deerfield	IL	Actual/360	4.282%	90,338.31	0.00	0.00	N/A	01/06/28	--	24,500,000.00	24,500,000.00	03/06/26
26	10187393	1	OF	Santa Clarita	CA	Actual/360	4.390%	83,496.04	34,044.00	0.00	N/A	12/06/27	--	22,087,275.20	22,053,231.20	08/06/26
27	10187394	1	RT	Cincinnati	OH	Actual/360	4.620%	74,316.84	36,158.83	0.00	N/A	02/06/28	--	18,680,396.00	18,644,237.17	08/06/26
28	10187395	1	LO	East Point	GA	Actual/360	4.710%	63,922.10	49,641.72	0.00	N/A	01/06/28	--	15,760,534.21	15,710,892.49	08/06/26
30	10187397	1	OF	Independence	OH	Actual/360	4.570%	64,202.32	27,751.23	0.00	N/A	01/06/28	--	16,314,558.07	16,286,806.84	08/06/26
31	10187398	1	LO	Augusta	GA	Actual/360	5.684%	74,644.03	26,748.68	0.00	N/A	02/01/28	--	15,250,419.73	15,223,671.05	08/01/26
33	10185823	1	LO	Greensboro	NC	Actual/360	5.685%	62,570.90	20,521.06	0.00	N/A	02/06/28	--	12,782,016.70	12,761,495.64	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	10187400	1	OF	Boca Raton	FL	Actual/360	4.550%	47,924.14	20,880.03	0.00	N/A	01/06/28	--	12,231,612.10	12,210,732.07	08/06/26
37	10187402	1	OF	Palm Beach Gardens	FL	30/360	4.693%	41,206.02	23,571.12	0.00	N/A	02/01/28	--	10,536,378.49	10,512,807.37	08/01/26
38	10187403	1	MF	Houston	TX	Actual/360	4.540%	38,811.83	21,206.91	0.00	N/A	12/06/27	--	9,927,709.97	9,906,503.06	08/06/26
40	10187404	1	RT	Atlanta	GA	Actual/360	4.770%	37,848.38	18,881.23	0.00	N/A	01/06/28	--	9,214,456.02	9,195,574.79	08/06/26
41	10187405	1	RT	Cranston	RI	Actual/360	4.400%	36,891.03	17,065.96	0.00	N/A	01/06/28	--	9,736,634.21	9,719,568.25	08/06/26
43	10187406	1	LO	Albuquerque	NM	Actual/360	5.710%	40,596.53	14,601.73	0.00	N/A	12/01/27	--	8,256,454.16	8,241,852.43	08/01/26
44	10187407	1	OF	San Francisco	CA	Actual/360	4.440%	34,410.00	0.00	0.00	N/A	01/06/28	--	9,000,000.00	9,000,000.00	08/06/26
45	10182612	1	RT	Homewood	AL	Actual/360	4.558%	30,181.19	13,180.49	0.00	N/A	12/06/27	--	7,689,583.98	7,676,403.49	08/06/26
47	10187409	1	RT	Smithfield	NC	Actual/360	4.928%	28,356.35	14,238.04	0.00	N/A	03/06/27	--	6,682,215.14	6,667,977.10	08/06/26
48	10187410	1	SS	Conyers	GA	Actual/360	4.950%	29,989.20	11,111.09	0.00	N/A	02/06/28	--	7,035,589.45	7,024,478.36	08/06/26
50	10181917	1	LO	Nashville	TN	Actual/360	4.910%	25,758.65	12,284.91	0.00	N/A	12/06/27	--	6,092,316.60	6,080,031.69	08/06/26
51	10187411	1	MH	Georgetown	TX	Actual/360	4.850%	25,287.54	12,178.58	0.00	N/A	02/06/28	--	6,054,882.20	6,042,703.62	08/06/26
52	10187412	1	RT	Ocala	FL	Actual/360	4.510%	22,708.07	12,547.87	0.00	N/A	12/06/27	--	5,847,153.03	5,834,605.16	08/06/26
54	10187413	1	LO	Glenwood Springs	CO	Actual/360	5.105%	16,094.80	7,156.60	0.00	N/A	12/01/27	--	3,661,261.44	3,654,104.84	08/01/26
55	10187414	1	OF	San Diego	CA	Actual/360	4.460%	16,015.12	0.00	0.00	N/A	01/06/28	--	4,170,000.00	4,170,000.00	08/06/26
56	10187415	1	RT	Lawrenceville	GA	Actual/360	4.780%	13,003.90	6,463.47	0.00	N/A	01/06/28	--	3,159,268.66	3,152,805.19	08/06/26
57	10187416	1	RT	Johnstown	PA	Actual/360	4.770%	10,397.22	3,604.80	0.00	N/A	01/06/28	--	2,531,276.71	2,527,671.91	05/06/25
Totals								3,915,685.80	1,051,425.25	0.00				1,056,911,200.72	1,055,859,775.47
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	10,012,160.24	6,088,166.79	01/01/22	06/30/22	11/12/25	28,126,837.13	1,032,859.99	191,822.28	2,174,594.90	0.00	0.00
2	1	6,159,639.96	3,195,882.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	42,232,899.00	42,429,931.50	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	12,843,500.57	12,767,637.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1	1	(2,248,671.06)	2,848,143.62	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-3	1	(8,429,717.16)	952,157.94	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	7,861,644.96	4,502,196.49	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-C2	1	75,778,249.10	39,573,425.15	01/01/24	06/30/24	05/11/26	10,382,982.00	235,257.02	60,684.06	583,923.30	0.00	0.00
10A-2-C4	1	75,778,249.10	39,573,425.15	01/01/24	06/30/24	05/11/26	6,921,987.00	156,837.96	40,456.04	389,282.20	0.00	0.00
11	1	2,879,389.60	3,102,449.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,901,430.25	2,430,353.43	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	4,891,245.72	2,304,913.53	01/01/24	06/30/24	04/13/26	20,651,520.63	1,224,040.79	144,147.32	2,160,236.54	0.00	0.00
15A-2-C4	1	58,065,876.86	59,197,026.45	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2-C5	1	58,065,876.86	59,197,026.45	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	16,106,832.12	12,294,731.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	6,658,935.16	5,402,210.09	01/01/25	09/30/25	07/13/26	25,495,175.78	177,682.25	51,095.18	932,827.75	552,990.94	0.00
18	1	23,112,057.00	22,296,577.44	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	10,824,672.64	10,916,103.19	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1	10,461,535.37	13,132,148.43	01/01/24	12/31/24	01/12/26	17,790,433.52	496,778.10	43,332.45	340,559.44	0.00	0.00
23	1	4,277,209.00	4,222,936.69	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,997,053.93	1,525,002.10	01/01/25	09/30/25	08/11/26	17,464,208.43	64,320.19	25,742.80	381,022.45	0.00	0.00
26	1	2,204,611.16	1,387,828.88	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	2,722,015.24	2,719,874.48	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,534,748.15	1,049,563.10	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	2,625,669.75	2,584,214.69	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	2,327,516.79	2,342,004.58	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,998,466.07	1,979,756.07	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	1	1,822,745.65	1,928,261.28	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,225,767.67	1,622,819.92	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	496,038.48	477,672.29	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	888,785.00	890,589.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	1,007,494.86	816,817.60	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1	1,159,787.00	465,152.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	864,104.86	864,118.41	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1	948,384.34	967,933.03	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1	429,658.74	417,622.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	288,128.37	218,988.04	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	(97,303.11)	(95,987.70)	04/01/24	03/31/25	10/14/25	1,350,964.52	59,724.25	8,430.30	150,143.73	19,083.32	0.00
Totals		442,676,688.24	368,589,673.38				128,184,109.01	3,447,500.55	565,710.44	7,112,590.31	572,074.26	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	7	188,715,454.39	0	0.00	2	121,187,782.48	0	0.00	0	0.00	0	0.00	4.303587%	4.289167%	12
07/17/26	0	0.00	0	0.00	7	188,780,561.20	0	0.00	2	121,249,284.49	0	0.00	0	0.00	0	0.00	4.303903%	4.289482%	13
06/17/26	0	0.00	1	24,500,000.00	6	164,351,034.20	0	0.00	2	121,315,832.90	0	0.00	0	0.00	0	0.00	4.304240%	4.289819%	14
05/15/26	1	24,500,000.00	0	0.00	6	164,415,608.27	0	0.00	2	121,376,832.97	0	0.00	0	0.00	0	0.00	4.304552%	4.290130%	15
04/17/26	0	0.00	0	0.00	7	188,985,567.69	0	0.00	1	79,500,000.00	0	0.00	0	0.00	0	0.00	4.304885%	4.290463%	16
03/17/26	0	0.00	3	94,500,000.00	4	94,549,613.14	0	0.00	1	79,500,000.00	0	0.00	0	0.00	0	0.00	4.305194%	4.290771%	17
02/18/26	3	94,500,000.00	2	50,000,000.00	2	44,630,379.21	0	0.00	1	79,500,000.00	0	0.00	0	0.00	0	0.00	4.305568%	4.291144%	18
01/16/26	2	50,000,000.00	0	0.00	3	74,693,855.64	0	0.00	1	79,500,000.00	0	0.00	0	0.00	0	0.00	4.305872%	4.291447%	19
12/17/25	1	3,205,855.57	0	0.00	3	74,757,082.65	0	0.00	1	79,500,000.00	0	0.00	0	0.00	0	0.00	4.306174%	4.291748%	20
11/18/25	0	0.00	0	0.00	4	78,038,269.79	0	0.00	1	79,500,000.00	0	0.00	0	0.00	0	0.00	4.306496%	4.292070%	21
10/20/25	0	0.00	2	33,218,745.04	2	44,888,452.18	0	0.00	1	79,500,000.00	0	0.00	0	0.00	0	0.00	4.306794%	4.292368%	22
09/17/25	2	33,225,364.71	0	0.00	2	44,956,613.33	0	0.00	1	79,500,000.00	0	0.00	0	0.00	0	0.00	4.307113%	4.292686%	23
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10187366	03/06/25	16	5	191,822.28	2,174,594.90	511,960.78	79,500,000.00	09/01/22	7			02/07/24
10A-2-C2	10187376	11/06/25	8	6	60,684.06	583,923.30	0.00	30,000,000.00	09/13/24	2
10A-2-C4	10187377	11/06/25	8	6	40,456.04	389,282.20	0.00	20,000,000.00	09/13/24	2
13	10187380	11/06/24	20	6	144,147.32	2,160,236.54	606,084.88	42,626,793.56	09/24/24	7			04/17/26
17	10187384	12/01/25	7	6	51,095.18	932,827.75	577,910.09	40,000,000.00	01/27/26	2
21	10187388	12/01/25	7	6	43,332.45	340,559.44	0.00	30,000,000.00	07/21/25	5
24	10187391	03/06/26	4	6	25,742.80	381,022.45	683,160.46	24,500,000.00	01/22/26	2
57	10187416	05/06/25	14	6	8,430.30	150,143.73	263,138.42	2,582,836.08	06/30/25	2
Totals					565,710.44	7,112,590.31	2,642,254.63	269,209,629.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		79,500,000	0	0		79,500,000
0 - 6 Months		0	0	0		0
7 - 12 Months		46,437,087	46,437,087	0		0
13 - 24 Months		820,922,688	632,207,234	147,027,672		41,687,782
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		68,000,000	68,000,000	0		0
> 60 Months		41,000,000	41,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,055,859,775	787,644,321	0	0	147,027,672	121,187,782
Jul-26	1,056,911,201	788,630,640	0	0	147,031,277	121,249,284
Jun-26	1,058,025,763	789,674,729	0	24,500,000	122,535,201	121,315,833
May-26	1,059,068,588	790,652,980	24,500,000	0	122,538,775	121,376,833
Apr-26	1,060,174,854	791,689,286	0	0	188,985,568	79,500,000
Mar-26	1,061,209,715	792,660,102	0	94,500,000	94,549,613	79,500,000
Feb-26	1,062,442,936	793,812,557	94,500,000	50,000,000	44,630,379	79,500,000
Jan-26	1,063,468,209	859,274,354	50,000,000	0	74,693,856	79,500,000
Dec-25	1,064,489,422	907,026,484	3,205,856	0	74,757,083	79,500,000
Nov-25	1,065,574,840	908,036,570	0	0	78,038,270	79,500,000
Oct-25	1,066,587,690	908,980,493	0	33,218,745	44,888,452	79,500,000
Sep-25	1,067,665,041	909,983,062	33,225,365	0	44,956,613	79,500,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10187366	79,500,000.00	79,500,000.00	52,400,000.00	08/01/25	5,584,901.29	2.43000	06/30/22	01/06/23	I/O
10A-2-C2	10187376	30,000,000.00	30,000,000.00	458,000,000.00	02/09/26	38,437,988.65	2.23000	06/30/24	11/06/27	I/O
10A-2-C4	10187377	20,000,000.00	20,000,000.00	458,000,000.00	03/13/26	38,437,988.65	2.23000	06/30/24	11/06/27	I/O
13	10187380	41,687,782.48	42,626,793.56	35,600,000.00	01/15/26	2,149,989.53	0.95000	06/30/24	02/06/28	257
17	10187384	40,000,000.00	40,000,000.00	32,000,000.00	03/24/26	5,395,529.84	2.30000	09/30/25	02/01/28	I/O
21	10187388	30,000,000.00	30,000,000.00	54,000,000.00	09/12/25	12,398,329.43	2.27000	12/31/24	11/01/27	I/O
24	10187391	24,500,000.00	24,500,000.00	9,090,000.00	03/27/26	1,525,002.10	1.91000	09/30/25	01/06/28	I/O
26	10187393	22,053,231.20	22,053,231.20	25,890,000.00	06/12/25	1,306,189.88	0.93000	12/31/24	12/06/27	257
56	10187415	3,152,805.19	3,159,268.66	3,600,000.00	10/23/24	217,357.54	1.24000	09/30/23	01/06/28	256
57	10187416	2,527,671.91	2,582,836.08	1,390,000.00	06/26/26	(97,654.70)	(0.58000)	03/31/25	01/06/28	257
Totals		293,421,490.78	294,422,129.50	1,129,970,000.00		105,355,622.21

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10187366	OF	IL	09/01/22	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

10A-2-C2	10187376	OF	NY	09/13/24	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

10A-2-C4	10187377	Various	Various	09/13/24	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

13	10187380	OF	VA	09/24/24	7

8/11/2026 The loan transferred to Special Servicing effective 9/24/2024 for non-monetary default. The subject consists of 3 office buildings totaling 315,589 SF, built in 1986, located in Alexandria, VA. The Borrower had refused to set up cash management , andnegotiations between Borrower and special servicer failed to reach a resolution. A receiver was appointed in January 2025. The SS foreclosed on the subject collateral with title transferring effective 4/17/2026. A dismissal of the receiver is underway. The portfolio as of July 2026 was 78.7% leased. A September 2025 site inspection found the properties to be in good overall condition with elevator modernization work noted as planned/necessary for all buildings. This work is currently underway atthe 1 320 Building. The SS is pursuing new leasing at the 1330 building as well as pursuing an early renewal of the 1340 building tenant, in an effort to fully stabilize the property before a disposition will be

	recommended, which is expected in 2027.
17	10187384	RT	NY	01/27/26	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

21	10187388	OF	NJ	07/21/25	5
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
24	10187391	98	IL	01/22/26	2

8/11/2026 The loan transferred into special servicing effective 1/22/2026 due to Imminent Monetary Default (excluding Balloon/Maturity Default and Single Tenant Bankruptcy/Vacate). The loan is due for the January 2026 payment onward. The subject is the l easedfee. The leasehold interest consists of a 257,394 sq ft property located in Deerfield, IL and built in 1988 and renovated in 2018. The building remains 0% occupied as of June 2026. The Borrower signed a PNA, and discussions between the borrower and special servicer have commenced. The receiver is evaluating remedies under the ground lease. An April 2026 site inspection found the collateral in good overall condition. A receiver was appointed in

February 2026. The special servicer filed a guarantysuit against the loan's guarantor when filing for receivership and foreclosure in 1Q 2026. Discussions between the loan's guarantor, the borrower, and the special servicer have commenced.

26	10187393	OF	CA	03/26/25	1

8/11/2026 The loan transferred to Special Servicing for imminent default effective 3/26/2025. Borrower has not complied with requirements of Major Tenant and Debt Service Coverage Ratio Trigger implementation. The subject is an office property that consi sts oftwo buildings located in Santa Clarita, CA and was built in 2006. As of May 2026, the asset is 79.5% occupied. DSCR for April 2026 was 1.11X. The Borrower has signed a PNA. Discussions with the Borrower have commenced. Borrower is currently reviewing proposed modification terms. The property was inspected in June 2026. The property was found to be in good condition.

56	10187415	RT	GA	08/28/24	9

8/11/2026 Borrower has executed the DACA and the Cash Management Account has been established. Special Servicer has sent over the PNA to the Borrower for execution, however Borrower has been unresponsive. Borrower continues to remit payment on time each month. As of January 2026, Special Servicer has executed a reinstatement agreement with the Borrower and funds have been posted with the MS. Special Servicer is working directly with the MS to return the loan, however has since been notified that Borrower has not been directing all rents to the CMA. Counsel has reached out to the Borrower to remedy the situation.

57	10187416	RT	PA	06/30/25	2

8/11/2026 The loan transferred to Special Servicing effective 6/30/2025 for imminent monetary default. The subject is a 11,115 SF retail property located in Johnstown, PA built in 2016. A site inspection from August 2025 found the asset in good overall condition. A receiver was appointed on November 25th, 2025 and has taken control of the collateral. The property remains fully vacant. Lender has filed foreclosure and anticipates taking title in September 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
10A-2-C2	10187376	1	0.00	3.60454%	0.00	3.60454%	8	03/11/25	01/24/25	03/11/25
10A-2-C4	10187377	1	0.00	3.60454%	0.00	3.60454%	8	03/11/25	01/24/25	03/11/25
12	10187379	1	0.00	4.92000%	0.00	4.92000%	10	01/21/21	01/21/21	01/21/21
28	10187395	1	18,528,176.37	4.71000%	18,528,176.37	4.71000%	9	05/12/21	05/12/21	05/12/21
28	10187395	1	0.00	4.71000%	0.00	4.71000%	8	02/17/22	02/17/22	02/17/22
33	10185823	1	14,100,540.60	5.68478%	14,100,540.60	5.68478%	10	08/07/20	08/07/20	08/07/20
36	10187401	1	0.00	4.93000%	0.00	4.93000%	9	05/06/21	08/17/21	05/06/21
Totals			32,628,716.97		32,628,716.97
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	10187392 07/17/25	22,039,372.95	32,800,000.00	24,239,636.37	4,568,193.54	24,239,636.37	19,671,442.83	2,367,930.12	0.00	0.00	2,367,930.12	10.03%
29	10187396 03/17/25	18,772,543.19	7,470,000.00	6,656,370.43	1,334,109.79	6,656,370.43	5,322,260.64	13,450,282.55	0.00	(92,828.90)	13,543,111.45	69.45%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		40,811,916.14	40,270,000.00	30,896,006.80	5,902,303.33	30,896,006.80	24,993,703.47	15,818,212.67	0.00	(92,828.90)	15,911,041.57

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	10187392	07/17/25	0.00	0.00	2,367,930.12	0.00	0.00	2,367,930.12	0.00	0.00	2,367,930.12
29	10187396	02/18/26	0.00	0.00	13,543,111.45	0.00	0.00	4,477.97	0.00	0.00	13,543,111.45
		07/17/25	0.00	0.00	13,538,633.48	0.00	0.00	88,350.93	0.00	0.00
		03/17/25	0.00	0.00	13,450,282.55	0.00	0.00	13,450,282.55	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	15,911,041.57	0.00	0.00	15,911,041.57	0.00	0.00	15,911,041.57

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	20,203.82	0.00	0.00	105,324.54	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-C2	0.00	0.00	6,458.33	0.00	0.00	32,194.33	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-C4	0.00	0.00	4,305.56	0.00	0.00	21,462.88	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	8,987.69	0.00	0.00	81,180.56	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	8,611.11	0.00	0.00	90,297.54	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	6,458.33	0.00	0.00	63,346.30	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	5,274.31	0.00	0.00	64,320.19	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7,822.82	0.00	0.00	0.00
56	0.00	0.00	680.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	544.93	0.00	0.00	5,543.27	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	61,524.20	0.00	0.00	463,669.61	0.00	0.00	7,822.82	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		533,016.63

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Supplemental Notes
April 2018 - Prosup ID change
The prosup ID for loan 10187376 changed from 10A-2-C1 to 10A-2-C2

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